STATEMENT OF CASH FLOWS (UNAUDITED) (USD $)	12 Months Ended		48 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Cash Flows from Operating Activities:
Net Income (Loss)	$ (42,102)	$ 18,244	$ (86,653)
Extinguishment of Debt		(52,894)	(52,894)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Increase (Decrease) in Accrued Liabilities	6,108	(12,551)	28,898
Net Cash Used in Operating Activities	(35,994)	(47,201)	(110,649)
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Proceeds from Sale of Common Stock			1,260
Proceeds of Note Payable-Related Party	35,793	33,133	68,926
Proceeds from Note and Loans Payable		13,235	41,029
Net Cash Provided by Financing Activities	35,793	46,368	111,215
Increase (Decrease) in Cash	(201)	(833)	566
Cash and Cash Equivalents - Beginning of Period	767	1,600
Cash and Cash Equivalents - End of Period	566	767	566
Supplemental Cash Flow information:
Interest Paid
Income Taxes Paid
Supplemental disclosure of non cash financing activities: Memorialization of Loan Payable to Note Payable			$ 24,644